Putnam VT High Yield Fund
The fund's portfolio
3/31/22 (Unaudited)

CORPORATE BONDS AND NOTES (82.7%)(a)
		Principal amount	Value
Advertising and marketing services (0.8%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		$250,000	$251,308
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		260,000	259,442
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		680,000	691,900

			1,202,650
Automotive (1.3%)
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		245,000	221,302
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29		320,000	321,898
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		270,000	266,290
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28		220,000	198,206
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		735,000	692,150
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		330,000	324,225

			2,024,071
Basic materials (8.1%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		525,000	619,500
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		345,000	303,324
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		220,000	218,515
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		130,000	120,095
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		256,000	268,600
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		245,000	237,907
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		320,000	298,000
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		325,000	322,111
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)		225,000	227,534
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		455,000	487,988
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		245,000	212,709
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		315,000	318,969
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		170,000	168,300
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	250,313
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		145,000	123,633
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		200,000	203,000
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		570,000	585,875
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		165,000	168,713
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		325,000	363,948
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		205,000	187,575
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		695,000	623,227
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		260,000	233,675
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		215,000	212,850
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		275,000	270,875
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	240,000	198,559
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$245,000	226,681
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		390,000	362,837
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		100,000	101,750
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		275,000	265,375
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		70,000	64,026
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		215,000	208,736
Nufarm Australia, Ltd./Nufarm Americas, Inc. 144A sr. unsec. notes 5.00%, 1/27/30 (Australia)		75,000	73,887
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		230,000	208,883
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		380,000	336,300
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		70,000	64,317
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		375,000	330,000
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		470,000	442,975
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		155,000	139,137
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		455,000	445,900
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		405,000	384,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		390,000	359,865
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		570,000	533,663
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		380,000	379,637
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		235,000	229,936
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		275,000	257,153

			12,641,603
Broadcasting (3.0%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		520,000	494,000
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		345,000	133,688
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		330,000	308,138
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		260,000	243,948
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		675,000	645,445
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		372,569	384,677
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		185,000	171,911
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		210,000	201,075
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		165,000	165,125
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		170,000	151,584
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		515,000	468,650
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		305,000	289,750
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		265,000	266,325
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		325,000	334,701
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		405,000	406,519

			4,665,536
Building materials (1.9%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		375,000	360,259
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		165,000	153,863
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		140,000	127,050
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		275,000	263,313
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		250,000	234,165
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		125,000	125,938
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		255,000	229,181
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		95,000	88,706
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		220,000	192,500
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		115,000	113,997
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		30,000	28,688
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		220,000	202,400
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		470,000	484,100
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		290,000	274,801

			2,878,961
Capital goods (7.5%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26		200,000	190,342
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		345,000	312,967
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		61,000	60,009
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		100,000	100,250
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		225,000	213,239
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		310,000	283,456
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		410,000	401,437
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		40,000	41,300
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		200,000	196,000
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		125,000	117,155
Canpack SA/Canpack US, LLC 144A company guaranty sr. unsec. notes 3.875%, 11/15/29 (Poland)		345,000	301,875
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		347,000	359,329
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		240,000	229,128
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		155,000	174,909
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		250,000	233,125
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		85,000	80,325
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		70,000	64,400
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		305,000	307,593
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		315,000	332,325
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		225,000	214,875
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		390,000	405,600
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		175,000	161,287
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		430,000	385,925
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		490,000	433,650
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		510,000	441,150
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		345,000	357,938
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		425,000	355,938
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		275,000	270,223
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		105,000	97,913
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		575,000	544,813
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		785,000	762,317
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		275,000	284,001
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		165,000	158,148
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		345,000	342,818
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		260,000	262,347
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		275,000	272,938
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		345,000	323,358
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		230,000	215,043
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		260,000	266,926
TK Elevator Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		256,000	253,760
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		120,000	109,514
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		495,000	467,815
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		245,000	260,223

			11,647,684
Commercial and consumer services (2.1%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		305,000	283,269
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		340,000	299,936
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		330,000	301,950
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		235,000	218,884
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		200,000	179,653
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		355,000	333,256
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		90,000	84,375
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		418,000	428,450
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		165,000	150,957
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		310,000	303,364
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		380,000	421,281
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		275,000	267,438

			3,272,813
Communication services (6.3%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		205,000	183,752
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		345,000	361,044
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		310,000	267,375
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		230,000	206,374
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	367,000
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		280,000	250,950
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		210,000	192,087
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,295,000	1,295,209
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		255,000	244,861
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		145,000	136,052
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		195,000	176,963
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		116,000	109,865
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		1,000,000	1,001,265
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		145,000	142,644
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		215,000	213,603
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		345,000	293,799
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		300,000	283,875
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		165,000	157,163
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		400,000	385,352
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		155,000	153,962
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		490,000	470,400
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		195,000	179,011
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		550,000	637,280
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		330,000	372,507
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		325,000	326,900
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		230,000	207,214
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		165,000	150,600
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		315,000	320,166
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		200,000	188,899
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		240,000	223,500
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		250,000	251,563

			9,751,235
Consumer (0.7%)
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		455,000	426,563
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		175,000	154,979
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		240,000	225,773
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		315,000	277,893

			1,085,208
Consumer staples (6.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		215,000	193,938
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		215,000	206,400
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		365,000	345,838
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		90,000	87,638
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		170,000	164,342
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		365,000	385,531
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		215,000	199,967
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		330,000	303,207
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		150,000	137,813
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		590,000	578,687
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		305,000	309,270
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		160,000	166,400
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		240,000	243,600
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		307,000	327,271
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.75%, 4/1/30		310,000	308,670
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		220,000	220,000
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		395,000	367,350
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		164,000	163,203
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		145,000	129,693
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		70,000	65,595
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		305,000	295,469
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		235,000	223,118
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	125,851
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		755,000	832,237
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		20,000	21,650
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		55,000	58,669
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		175,000	180,641
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		295,000	296,844
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		640,000	617,600
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		298,000	274,263
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		309,000	288,193
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		300,000	309,885
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		340,000	356,150
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		175,000	166,580
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		345,000	323,841
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		100,000	100,226
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		160,000	145,895
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		240,000	235,350

			9,756,875
Energy (oil field) (0.5%)
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		89,000	90,780
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		195,000	189,759
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		102,000	106,233
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		230,000	232,070
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		150,000	150,576

			769,418
Energy (other) (0.1%)
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28		115,000	123,525

			123,525
Entertainment (1.9%)
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00% (12.00%), 6/15/26(PIK)		340,000	305,369
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		145,000	140,904
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		275,000	266,750
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		370,000	345,536
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		485,000	454,688
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		205,000	208,844
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		160,000	170,403
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		135,000	132,975
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		100,000	100,500
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		120,000	116,616
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		320,000	320,000
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		305,000	318,344

			2,880,929
Financials (7.6%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		275,000	275,000
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		390,000	385,297
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		730,000	915,660
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		400,000	384,348
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		140,000	144,725
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		130,000	135,850
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	220,919
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		360,000	308,700
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		170,000	144,925
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		175,000	155,094
Deutsche Bank AG/New York, NY unsec. sub. FRN 3.729%, 1/14/32 (Germany)		200,000	178,390
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	188,250
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)		125,000	122,813
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		231,000	230,302
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		270,000	268,988
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		175,000	162,264
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		100,000	99,250
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		195,000	184,519
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26		165,000	134,888
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		335,000	338,871
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		100,000	95,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		365,000	372,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		260,000	255,171
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		165,000	151,388
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		260,000	263,250
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		420,000	423,431
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		330,000	324,638
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		435,000	410,259
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		90,000	89,663
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		305,000	290,894
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		328,000	344,390
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		355,000	338,567
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		270,000	259,551
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		100,000	92,500
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		75,000	79,016
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		160,000	171,022
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		255,000	267,113
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		185,000	179,740
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		160,000	142,200
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		305,000	301,950
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		520,000	486,200
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		505,000	496,546
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		120,000	125,886
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		255,000	237,469
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		260,000	242,466
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		300,000	300,993

			11,721,156
Gaming and lottery (2.6%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		155,000	154,225
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		345,000	332,494
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		70,000	73,525
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25		515,000	531,707
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		125,000	116,875
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		200,000	202,000
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		425,000	421,103
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		105,000	100,853
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		205,000	202,085
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		500,000	523,750
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		145,000	150,292
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		110,000	100,617
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		305,000	289,288
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		370,000	357,975
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		335,000	315,319
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		90,000	93,389

			3,965,497
Health care (7.0%)
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		435,000	376,275
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		225,000	225,844
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		290,000	247,350
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		220,000	180,400
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		130,000	101,271
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		280,000	268,100
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		155,000	142,363
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		680,000	686,800
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		160,000	150,600
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		145,000	136,663
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		245,000	255,148
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		35,000	35,438
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		135,000	137,363
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		240,000	217,691
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		445,000	437,213
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		155,000	148,767
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		340,000	364,657
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)		118,000	103,545
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)		149,000	84,185
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		130,000	117,975
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		160,000	158,800
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		150,000	144,910
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		600,000	581,250
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		426,000	402,570
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		440,000	426,855
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		115,000	106,375
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		275,000	255,659
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		105,000	98,438
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		350,000	333,447
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		75,000	77,250
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		110,000	112,750
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		390,000	372,450
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		435,000	442,652
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		125,000	112,610
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		175,000	162,808
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		620,000	622,917
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		750,000	756,563
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		260,000	249,275
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		465,000	487,436
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		555,000	533,477

			10,856,140
Homebuilding (1.4%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		350,000	317,804
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		430,000	424,449
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		435,000	408,600
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		390,000	503,100
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		295,000	278,038
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/15/30		190,000	174,800

			2,106,791
Lodging/Tourism (1.2%)
Carnival Corp. 144A sr. unsec. notes 7.625%, 3/1/26		290,000	291,894
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		330,000	314,709
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		435,000	444,788
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		365,000	367,462
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		370,000	364,450

			1,783,303
Media (0.3%)
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		85,000	85,425
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		250,000	251,800
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		185,000	184,538

			521,763
Oil and gas (12.2%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		190,000	205,603
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		133,000	146,633
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		96,000	103,769
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		165,000	166,238
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		465,000	473,826
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		420,000	417,900
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		255,000	270,300
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		255,000	268,813
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		540,000	542,754
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		375,000	363,750
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		260,000	252,041
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		35,000	31,850
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		96,000	97,440
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		355,000	349,782
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		300,000	309,474
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		255,000	251,494
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		615,000	672,687
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		565,000	503,839
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29		295,000	295,000
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		485,000	568,663
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		400,000	519,094
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		155,000	201,306
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		125,000	144,250
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		475,000	488,913
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		820,000	847,675
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		445,000	453,900
EQT Corp. sr. unsec. notes 7.50%, 2/1/30		185,000	214,369
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		35,000	36,132
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		345,000	344,774
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		135,000	127,386
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		340,000	348,823
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		470,000	445,908
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		150,000	150,000
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		175,000	179,375
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		235,000	269,663
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		85,000	95,625
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		890,000	987,900
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		915,000	1,074,837
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		70,000	83,085
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		260,000	318,742
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		70,000	82,815
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		125,000	156,512
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		430,000	442,995
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		450,000	459,000
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		80,000	81,200
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		230,000	233,450
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		395,000	395,365
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		145,000	148,648
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		135,000	138,817
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		300,000	309,579
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		215,000	234,707
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		350,000	355,674
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		655,000	663,188
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		240,000	232,884
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		370,000	357,050
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		132,225	131,894
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		220,313	218,109
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		285,000	294,263
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		190,000	180,975
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		50,000	50,931

			18,791,669
Publishing (1.0%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		400,000	399,000
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		435,000	414,890
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		445,000	420,570
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		40,000	40,213
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		260,000	245,700

			1,520,373
Retail (0.9%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		35,000	32,534
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		65,000	60,531
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		165,000	168,034
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		275,000	296,656
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		41,000	46,797
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		150,000	157,500
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		150,000	148,125
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		40,000	39,460
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		265,000	273,613
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		210,000	189,525

			1,412,775
Technology (3.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		540,000	482,447
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		425,000	396,466
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		165,000	152,518
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28		250,000	236,925
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		185,000	191,760
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		255,000	262,650
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		250,000	235,203
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		140,000	141,623
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		245,000	238,263
Condor Merger Sub., Inc. 144A sr. unsec. notes 7.375%, 2/15/30		245,000	235,014
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		305,000	279,838
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		155,000	157,460
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		605,000	582,591
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		605,000	547,525
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		215,000	216,881
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		250,000	231,250
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		175,000	162,666
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		335,000	315,738
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		670,000	612,397

			5,679,215
Textiles (0.7%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		325,000	329,875
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		415,000	379,725
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		400,000	366,304

			1,075,904
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		120,000	125,532
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		245,000	235,744
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		65,000	63,641

			424,917
Transportation (1.5%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		325,000	323,781
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		325,000	327,438
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		480,000	483,675
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		130,000	123,624
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		130,000	127,878
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		895,000	879,937

			2,266,333
Utilities and power (1.8%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		195,000	166,226
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		80,000	78,179
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		120,000	114,955
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		460,000	448,721
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		760,000	680,200
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		24,000	24,733
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		370,000	325,600
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		155,000	151,471
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		310,000	294,572
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		140,000	136,325
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		135,000	130,307
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		270,000	271,477

			2,822,766

Total corporate bonds and notes (cost $131,441,300)			$127,649,110

SENIOR LOANS (8.6%)(a)(c)
	Principal amount	Value
Basic materials (0.6%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	$547,542	$531,204
Herens US Holdco Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 4/30/28	24,813	24,161
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	212,850	193,295
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.006%, 10/1/25	220,106	216,529

		965,189
Capital goods (1.1%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.707%, 4/1/28	253,088	248,658
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.705%, 4/3/24	398,930	392,778
Filtration Group Corp. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.00%, 10/19/28	54,725	54,041
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.563%, 6/1/28	411,465	404,523
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.317%, 4/9/26	67,766	63,904
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.006%, 3/28/25	340,672	332,765
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	174,126	172,277

		1,668,946
Communication services (0.4%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 5.707%, 1/30/29	215,000	209,894
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.707%, 7/31/27	143,910	140,807
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	334,250	333,511

		684,212
Consumer cyclicals (1.6%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.352%, 4/22/26	321,256	285,782
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 4.25%, 10/19/27	330,998	326,722
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.799%, 8/21/26	314,070	308,416
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	180,368	174,205
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.71%, 10/30/26	292,003	288,145
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.00%), 13.00%, 10/4/23	85,000	90,100
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	205,068	203,659
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	270,000	202,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	185,560	166,607
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.957%, 12/17/26	263,959	259,627
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	177,216	175,297

		2,481,060
Consumer staples (1.0%)
Ascend Learning, LLC bank term loan FRN (1 Month US LIBOR + 5.75%), 6.25%, 11/18/29	230,000	228,275
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	575,636	548,213
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.00%), 3.75%, 12/15/27	118,500	117,710
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.758%, 12/17/28	588,525	582,222

		1,476,420
Energy (0.6%)
ChampionX Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 6/3/27	489,615	490,432
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.756%, 6/4/28	411,888	409,379

		899,811
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	231,193	229,512

		229,512
Health care (1.3%)
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	497,092	492,896
Jazz Financing Lux SARL bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	377,150	375,408
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	392,038	362,635
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.278%, 6/30/25	260,989	259,765
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.748%, 4/29/25	523,984	461,106

		1,951,810
Technology (1.6%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	553,223	543,243
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	170,000	173,188
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	270,875	268,407
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.545%, 12/1/27	351,450	350,571
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	407,950	404,584
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	173,688	171,082
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 5.25%), 5.75%, 5/3/27	215,000	213,018
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 3.25%), 3.75%, 5/3/26	345,640	342,498

		2,466,591
Transportation (0.3%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	150,000	151,734
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	331,650	327,229

		478,963

Total senior loans (cost $13,545,923)		$13,302,514

CONVERTIBLE BONDS AND NOTES (2.1%)(a)
	Principal amount	Value
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	$250,000	$213,250
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	285,000	232,845
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	253,000	227,574
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25, (Israel)	225,000	190,913
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	310,000	254,080
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	125,000	172,109
Nabors Industries, Inc. cv. company guaranty sr. unsec. notes 0.75%, 1/15/24	405,000	380,700
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	141,000	190,773
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	280,000	224,700
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	131,000	125,105
Spotify USA, Inc. cv. company guaranty sr. unsec. notes zero %, 3/15/26	270,000	230,075
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	270,000	227,745
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	150,000	140,655
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	280,000	229,740
Upwork, Inc. 144A cv. sr. unsec. notes 0.25%, 8/15/26	280,000	228,620

Total convertible bonds and notes (cost $3,364,578)		$3,268,884

COMMON STOCKS (1.5%)(a)
	Shares	Value
Altice USA, Inc. Class A(NON)	7,820	$97,594
Antero Resources Corp.(NON)	14,600	445,738
Clarivate PLC (United Kingdom)(NON)	82	1,374
Frontier Communications Parent, Inc.(NON)	8,375	231,736
General Motors Co.(NON)	3,460	151,340
iHeartMedia, Inc. Class A(NON)	12,934	244,841
Oasis Petroleum, Inc.	3,613	528,582
OneMain Holdings, Inc.	4,865	230,650
Ortho Clinical Diagnostics Holdings PLC(NON)	13,113	244,689
Sirius XM Holdings, Inc.	24,240	160,469
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	36,615	46,867
Tribune Media Co. Class 1C	93,841	938

Total common stocks (cost $1,979,291)		$2,384,818

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
	Shares	Value
Aptiv PLC $5.50 cv. pfd.	1,020	$139,332
Broadcom, Inc. 8.00% cv. pfd.	155	304,195
Clarivate PLC $5.25 cv. pfd. (United Kingdom)	2,790	188,660
KKR & Co., Inc. $3.00 cv. pfd.	2,559	188,394
PG&E Corp. $5.50 cv. pfd.	2,160	243,000
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	235	262,025

Total convertible preferred stocks (cost $1,266,968)		$1,325,606

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(F)	3/1/23	$0.01	188	$9

Total warrants (cost $9)				$9

SHORT-TERM INVESTMENTS (2.7%)(a)
	Principal amount	Value
Interest in $384,728,000 joint tri-party repurchase agreement dated 3/31/2022 with BofA Securities, Inc. due 4/1/2022 - maturity value of $4,157,035 for an effective yield of 0.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 4.500% and due dates ranging from 2/1/2042 to 3/1/2052, valued at $392,422,560)	$4,157,000	$4,157,000

Total short-term investments (cost $4,157,000)		$4,157,000
TOTAL INVESTMENTS

Total investments (cost $155,755,069)		$152,087,941

	FORWARD CURRENCY CONTRACTS at 3/31/22 (aggregate face value $250,576) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co.
		Euro	Sell	6/15/22	$249,690	$250,576	$886

	Unrealized appreciation						886

	Unrealized (depreciation)						—

	Total						$886
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $154,336,287.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$8,940,638	$—	$8,940,638	$1,257	$—

	Total Short-term investments	$8,940,638	$—	$8,940,638	$1,257	$—
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $557 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $4,240,140 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$329,330	$—	$—
Consumer cyclicals	558,024	938	—
Energy	974,320	—	—
Financials	230,650	—	—
Health care	244,689	—	—
Utilities and power	—	46,867	—

Total common stocks	2,337,013	47,805	—
Convertible bonds and notes	—	3,268,884	—
Convertible preferred stocks	—	1,325,606	—
Corporate bonds and notes	—	127,649,110	—
Senior loans	—	13,302,514	—
Warrants	—	—	9
Short-term investments	—	4,157,000	—

Totals by level	$2,337,013	$149,750,919	$9
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$886	$—

Totals by level	$—	$886	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$250,000
Warrants (number of warrants)	200
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com